Share-based Payments - Summary of Warrants Outstanding (Detail)	12 Months Ended
	Dec. 31, 2021 Warrant $ / shares	Oct. 11, 2021 Warrant	Dec. 31, 2020 Warrant	Dec. 11, 2020 shares	Dec. 31, 2019 Warrant	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding as of 31 December	2,136,556	281,500	1,488,006	532,133	1,292,380	549,842	365,817	282,251	7,500	79,315	35,698	2,500
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	06 May 2013
Vesting date	06 May 2016
Expiry date	06 May 2023
Number of warrants outstanding as of 31 December | Warrant	2,500		2,500
Exercise price per share | $ / shares	$ 2.64
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 May 2014
Vesting date	05 May 2017
Expiry date	05 May 2024
Number of warrants outstanding as of 31 December | Warrant	35,698		35,698
Exercise price per share | $ / shares	$ 38.25
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 November 2015
Vesting date	05 November 2018
Expiry date	05 November 2025
Number of warrants outstanding as of 31 December | Warrant	79,315		79,315
Exercise price per share | $ / shares	$ 30.67
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	08 December 2016
Vesting date	08 December 2019
Expiry date	08 December 2021
Number of warrants outstanding as of 31 December | Warrant	7,500		42,500
Exercise price per share | $ / shares	$ 32.04
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 June 2017
Vesting date	29 June 2020
Expiry date	31 July 2022
Number of warrants outstanding as of 31 December | Warrant	282,251		282,251
Exercise price per share | $ / shares	$ 31.44
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	26 October 2018
Vesting date	26 October 2021
Expiry date	31 December 2023
Number of warrants outstanding as of 31 December | Warrant	365,817		381,600
Exercise price per share | $ / shares	$ 18.26
25 October 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	25 October 2019
Vesting date	25 October 2022
Expiry date	31 December 2024
Number of warrants outstanding as of 31 December | Warrant	549,842		588,142
Exercise price per share | $ / shares	$ 7.12
11 December 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	11 December 2020
Vesting date	10 December 2023
Expiry date	31 December 2027
Number of warrants outstanding as of 31 December | Warrant	532,133		76,000
Exercise price per share | $ / shares	$ 6.25
11 October 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	11 October 2021
Vesting date	11 October 2024
Expiry date	11 December 2028
Number of warrants outstanding as of 31 December | Warrant	281,500
Exercise price per share | $ / shares	$ 3.75